Note 33 - Financial Instruments - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 21, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Carrying amount	$ 2,684	$ 5,146	$ 3,649
Zimbabwean operations [member]
Statement Line Items [Line Items]
Carrying amount	1,581	3,123	3,639
Jersey, Channel Islands [member]
Statement Line Items [Line Items]
Carrying amount	1,100	2,003
Other [member]
Statement Line Items [Line Items]
Carrying amount	$ 3	$ 20	$ 10